INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes paid (refund) [abstract]
Disclosure of detailed information about effective income tax recovery [Table Text Block]
For the year ended December 31,	2022	2021

Statutory tax rate	27.00%	27.00%

Loss before taxes	4,994,178	3,708,888

Income tax recovery calculated at statutory rate	1,348,428	1,001,400

Non-deductible expenditures	(422,495)	(335,976)
Flow-through premium	205,072	242,266
Amounts expensed for tax purposes only	218,046	218,046
Unrecognized tax benefit	(1,349,051)	(1,125,736)

INCOME TAX	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
As at December 31,	2022	2021
	$	$
Deferred tax assets:
Operating losses carried forward	8,181,149	7,153,971
Share issuance costs	485,410	703,456
Other items	413,924	403,439

DEFERRED TAX ASSET	9,080,483	8,260,866

Deferred tax liabilities
Mineral property interests	3,351,389	1,999,946
Marketable securities	2,913	96,647

DEFERRED TAX LIABILITY	3,354,302	2,096,593

Unrecognized Deferred tax assets	5,726,181	6,170,273

UNRECOGNIZED DEFERRED INCOME TAX ASSET	5,726,181	6,170,273